Note 15 - Commitments and Contingencies - Charter-in Commitments (Details) - Charter-in Commitments [Member] $ in Thousands	Jun. 30, 2023 USD ($)
2024	$ 5,872
2025	5,849
2026	4,346
Total	$ 16,067